SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of significant accounting policies [Abstract]
Schedule of Impact of IFRS 15
In the tables below is the impact of IFRS 15 on the financial statements:

	As of January 01, 2018 before implementation of IFRS 15	Difference	As of January ,01 2018 according to IFRS 15
	U.S. Dollars in thousands
Accumulated deficit	$(104,563)	$(757)	$(105,320)

	According to the previous accounting policy	Difference	As presented in the financial statements
	U.S. Dollars in thousands
As of December 31, 2018
Current Liabilities
Deferred revenues	$1,129	-	$1,129
Accumulated deficit	(83,024)	-	(83,024)

	According to the previous accounting policy	Difference	As presented in the financial statements
	U.S. Dollars in thousands
For the Year ended on December 31, 2018
Total revenues	$113,652	$817	$114,469
Financial expenses	(280)	(60)	(340)
Net income	21,539	757	22,296

Schedule of Useful Lives for Property, Plant and Equipment
Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

	%		Mainly %

Buildings	2.5-4		4
Machinery and equipment	10-20		15
Vehicles	15		15
Computers, software, equipment and office furniture	6-33		33
Leasehold improvements	(*	)	10

(*) Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.